Leases	12 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Leases
NOTE 19. LEASES
The c
o
nso
lida
ted balance sheet shows the following amounts relating to l
eas
es:

	Consolidated June 30, 2022	Consolidated June 30, 2021
Right-of-use Assets	$	$
Buildings	270,147	268,813

	270,147	268,813

	Consolidated June 30, 2022	Consolidated June 30, 2021
Lease Liabilities	$	$
Current	173,377	208,194
Non-current	107,492	80,113
Balance at June 30, 2022	280,869	288,307
The recognised ROU assets are comprised solely of property leases in
Germany and France. Movements during
the
fiscal
years
June 30, 2022 and June 30,
202
1 are as follows:

ROU asset	A$
Initial value of ROU asset recognised as at July 1, 2019	336,090
Less: lease incentives	(12,215)
Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	323,875
Depreciation for the fiscal year ended June 30, 2020	(126,712)
Foreign exchange differences	4,052
Closing balance of ROU asset as at June 30, 2020	201,215
Closing balance of ROU asset as at July 1, 2020	201,215
Lease addition and modification for the fiscal year ended June 30, 2021	254,461
Depreciation for the fiscal year ended June 30, 2021	(181,374)
Foreign exchange differences	(5,489)
Closing balance of ROU asset as at June 30, 2021	268,813
Opening balance of ROU asset as at July 1, 2021	268,813
Lease addition and modification for the fiscal year ended June 30, 2022	306,667
Lease disposals for the financial year ended June 30 , 2022	(74,782)
Depreciation for the fiscal year ended June 30, 2022	(224,406)
Foreign exchange differences	(6,145)
Closing balance of ROU asset as at June 30, 2022	270,147
For the fiscal years June 30, 2022 and June 30, 2021, movement of lease liabilities and aging presentation are as follows:

	Consolidated June 30, 2022	Consolidated June 30, 2021
Lease Liabilities Reconciliation	$	$
Opening Balance	288,307	262,383
Lease additions and modifications	292,126	248,063
Interest charged for the year	10,462	13,382
Disposals	(76,123)	—
Principal paid for the year	(222,536)	(214,378)
Interest expense paid for the year	(9,712)	(13,154)
Foreign exchange adjustments	(1,655)	(7,989)

Closing Balance	280,869	288,307

Maturities of Lease Liabilities
The table below shows the Group’s lease liabilities in relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cashflows.

Lease Liabilities	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cashflows	Carrying amount
	$	$	$	$		$
2022	178,510	108,706	—	—	287,216	280,869
2021	215,005	78,455	—	—	293,460	288,307